Stockholders' Equity - Summary Of Number of common shares to be issued upon exercise of remaining warrants (Detail)	Jun. 30, 2022 shares
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	121,273,862
Class A Warrant [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	43,000
Class B Warrant [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	11,802,000
Class C Warrant [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	78,278,862
Class D Warrant [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	31,150,000